Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 13,530,000		$ 0		$ 1,924,124
Cash Flows		(5,015,000)		13,530,000		(1,965,684)
Non-cash changes,Foreign exchange		0		0		41,560
Non-cash changes,Others	[1]	0		0		0
Ending Balance		8,515,000		13,530,000		0
Long-term loans (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		22,883,344		19,279,342		36,624,907
Cash Flows		13,178,434		3,857,704		(18,816,259)
Non-cash changes,Foreign exchange		415,131		(253,702)		1,470,694
Non-cash changes,Others	[1]	0		0		0
Ending Balance		36,476,909		22,883,344		19,279,342
Bonds payable (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		38,359,352		28,184,687		40,536,658
Cash Flows		(8,500,465)		9,989,245		(13,305,050)
Non-cash changes,Foreign exchange		0				0
Non-cash changes,Others	[1]	192,681		185,420		953,079
Ending Balance		30,051,568		38,359,352		28,184,687
Guarantee deposits (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		41,599,386	[2]	30,757,001	[2]	14,369,769
Cash Flows		(572,321)		10,423,345		14,984,941
Non-cash changes,Foreign exchange		1,847,429		419,040		1,402,291
Non-cash changes,Others	[1]	0		0
Ending Balance		42,874,494		41,599,386	[2]	30,757,001	[2]
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		5,393,187		5,737,095		5,068,754
Cash Flows		(731,138)		(666,439)		(712,854)
Non-cash changes,Foreign exchange		92,617		(24,106)		153,406
Non-cash changes,Others	[1]	1,664,350	[3]	346,637		1,227,789	[3]
Ending Balance		6,419,016		5,393,187		5,737,095
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 0		21,449,487		20,966,209
Cash Flows				(21,209,443)		0
Non-cash changes,Foreign exchange				(330,783)		306,902
Non-cash changes,Others	[1]			90,739		176,376
Ending Balance				$ 0		$ 21,449,487

[1]	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
[2]	Guarantee deposits mainly consisted of deposits of capacity reservation.
[3]	Mainly due to the addition to lease properties.